14. SELLING AND MARKETING EXPENSES: Schedule of Selling and Marketing Expense (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Marketing and advertising		$ 44,693	$ 164,420	$ 10,890
Shareholder communications		202,550	119,167	62,500
Selling and marketing	[1]	$ 247,243	$ 283,587	$ 73,390

[1]	Note 14.